SHORT-TERM BANK LOANS (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 09, 2019 CNY (¥) contract	Dec. 19, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
SHORT-TERM BANK LOANS
Debt term				12 months	12 months
Bank loan borrowed				$ 12,807	¥ 89,162,000	¥ 13,229,000
Interest rate for the loan					5.30%
Assets pledged as collateral					¥ 202,743,000
Time deposit									¥ 14,700,000
Interest expense					565,000	¥ 19,000	¥ 0
Office buildings
SHORT-TERM BANK LOANS
Assets pledged as collateral					¥ 202,743
Line of credit contract with Bank of Beijing
SHORT-TERM BANK LOANS
Borrowing capacity	¥ 190,000,000
Number of line of credit contracts | contract	2
Margin on interest rate	1.15%
Short-term bank loans
SHORT-TERM BANK LOANS
Borrowing capacity | $			$ 12,000
Debt term			12 months
Bank loan borrowed | $		$ 2,000
Interest rate for the loan		4.00%
Bank loan | $								$ 2,000
Short-term bank loans | LIBOR
SHORT-TERM BANK LOANS
Margin on interest rate		1.20%